Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies [Abstract]
Summary of Significant Investments in Subsidiaries	The following are Cresco Labs’ wholly-owned or controlled entities as of December 31, 2023:

Entity	Location	Purpose	Percentage Held
Cresco Labs Inc.	British Columbia, Canada	Parent Company
Cali-Antifragile Corp.	California	Holding Company	100%
River Distributing Co., LLC	California	Holding Company	100%
Sonoma's Finest fka FloraCal	California	Cultivation	100%
Cub City, LLC	California	Cultivation	100%
CRHC Holdings Corp.	Ontario, Canada	Holding Company	100%
Cannroy Delaware Inc.	Delaware	Holding Company	100%
High Road Holdings LLC	Delaware	Holding Company	100%
Laurel Harvest Labs, LLC	Pennsylvania	Cultivation and Dispensary Facility	100%
JDRC Mount Joy, LLC	Illinois	Holding Company	100%
JDRC Scranton, LLC	Illinois	Holding Company	100%
Bluma Wellness Inc.	British Columbia, Canada	Holding Company	100%
Cannabis Cures Investments, LLC	Florida	Holding Company	100%
3 Boys Farm, LLC	Florida	Cultivation, Production and Dispensary Facility	100%
Farm to Fresh Holdings, LLC	Florida	Holding Company	100%
Cresco U.S. Corp.	Illinois	Holding Company	100%
MedMar Inc.	Illinois	Holding Company	100%
MedMar Lakeview, LLC	Illinois	Dispensary	88%
MedMar Rockford, LLC	Illinois	Dispensary	75%
Gloucester Street Capital, LLC	New York	Holding Company	100%
Valley Agriceuticals, LLC	New York	Cultivation, Production and Dispensary Facility	100%
Valley Agriceuticals Real Estate	New York	Holding Company	100%
JDRC Ellenville, LLC	Illinois	Holding Company	100%
CMA Holdings, LLC	Illinois	Holding Company	100%
BL Real Estate, LLC	Massachusetts	Holding Company	100%
BL Pierce, LLC	Massachusetts	Holding Company	100%
BL Uxbridge, LLC	Massachusetts	Holding Company	100%
BL Main, LLC	Massachusetts	Holding Company	100%
BL Burncoat, LLC	Massachusetts	Holding Company	100%
BL Framingham, LLC	Massachusetts	Holding Company	100%
BL Worcester, LLC	Massachusetts	Holding Company	100%
Cultivate Licensing LLC	Massachusetts	Holding Company	100%
Cultivate Worcester, Inc.	Massachusetts	Dispensary	100%
Cultivate Leicester, Inc.	Massachusetts	Cultivation, Production and Dispensary Facility	100%
Cultivate Framingham, Inc.	Massachusetts	Dispensary	100%
Cultivate Cultivation, LLC	Massachusetts	Cultivation and Production Entity	100%
GoodNews Holdings, LLC	Illinois	Licensing Company	100%
Wonder Holdings, LLC	Illinois	Licensing Company	100%
JDRC Seed, LLC	Illinois	Educational Company	100%
CP Pennsylvania Holdings, LLC	Illinois	Holding Company	100%
Bay, LLC	Pennsylvania	Dispensary	100%
Bay Asset Management, LLC	Pennsylvania	Holding Company	100%
Ridgeback, LLC	Colorado	Holding Company	100%
Encanto Green Cross Dispensary, LLC	Arizona	Holding Company	100%
Cresco Labs Texas, LLC	Texas	Holding Company	100%
Cresco Labs, LLC	Illinois	Operating Entity	62%
Cresco Labs Ohio, LLC	Ohio	Cultivation, Production and Dispensary Facility	99%

Entity	Location	Purpose	Percentage Held
Cresco Labs Notes Issuer, LLC	Illinois	Holding Company
Wellbeings, LLC	Delaware	CBD Wellness Product Development	100%
Cresco Labs SLO, LLC	California	Holding Company	100%
SLO Cultivation Inc.	California	Holding Company	80%
Cresco Labs Joliet, LLC	Illinois	Cultivation and Production Facility	100%
Cresco Labs Kankakee, LLC	Illinois	Cultivation and Production Facility	100%
Cresco Labs Logan, LLC	Illinois	Cultivation and Production Facility	100%
Cresco Labs PA, LLC	Illinois	Holding Company	100%
Cresco Yeltrah, LLC	Pennsylvania	Cultivation, Production and Dispensary Facility	100%
Strip District Education Center	Pennsylvania	Holding Company	100%
AFS Maryland, LLC	Maryland	Holding Company	100%
JDC Newark, LLC	Ohio	Holding Company	100%
Verdant Creations Newark, LLC	Ohio	Dispensary	100%
Strategic Property Concepts, LLC	Ohio	Holding Company	100%
JDC Marion, LLC	Ohio	Holding Company	100%
Verdant Creations Marion, LLC	Ohio	Dispensary	100%
Strategic Property Concepts 4, LLC	Ohio	Holding Company	100%
JDC Chillicothe, LLC	Ohio	Holding Company	100%
Verdant Creations Chillicothe, LLC	Ohio	Dispensary	100%
Strategic Property Concepts 5, LLC	Ohio	Holding Company	100%
JDC Columbus, LLC	Ohio	Holding Company	100%
Care Med Associates, LLC	Ohio	Dispensary	100%
Arizona Facilities Supply, LLC	Arizona	Holding Company	100%
Cresco Labs TINAD, LLC	Illinois	Holding Company	100%
TINAD, LLC	Illinois	Holding Company	100%
PDI Medical III, LLC	Illinois	Dispensary	100%
Cresco Labs Phoenix Farms, LLC	Illinois	Holding Company	100%
Phoenix Farms Partners, LLC	Illinois	Holding Company	100%
Phoenix Farms of Illinois Asset Management, LLC	Illinois	Holding Company	100%
Phoenix Farms of Illinois, LLC	Illinois	Dispensary	100%
JDC Elmwood, LLC	Illinois	Holding Company	100%
FloraMedex, LLC	Illinois	Dispensary	100%
Cresco Edibles, LLC	Illinois	Holding Company	100%
TSC Cresco, LLC	Illinois	Licensing	75%
Cresco HHH, LLC	Massachusetts	Cultivation, Production and Dispensary Facility	100%
Cresco Labs Nevada, LLC	Nevada	Holding Company	100%
Cresco Labs Michigan Management, LLC	Michigan	Holding Company	100%
Cresco Labs Missouri Management, LLC	Missouri	Holding Company	100%
JDRC Acquisitions, LLC	Illinois	Holding Company	100%
JDRC 7841 Grand LLC	Illinois	Holding Company	100%
JDRC Lincoln, LLC	Illinois	Holding Company	100%
JDRC Danville, LLC	Illinois	Holding Company	100%
JDRC Kankakee, LLC	Illinois	Holding Company	100%
JDRC Brookville, LLC	Illinois	Holding Company	100%
Cresco Labs Michigan, LLC (a)	Michigan	Cultivation and Production Facility	85%
(a) Legally, Cresco Labs Michigan, LLC is 85% owned by related parties of the Company.

Summary of Property and Equipment

Category	Estimated Useful Life
Leasehold Improvements	1 - 15 years
Machinery and Equipment	5 - 15 years
Furniture and Fixtures	3 - 7 years
Vehicles	5 years
Website and Software	3 years
Computer Equipment	3 - 5 years
Buildings and Building Improvements	5 - 39 years
Property and equipment consisted of the following:

($ in thousands)	December 31, 2023	December 31, 2022
Land and Buildings	$207,194	$176,594
Machinery and Equipment	41,928	39,928
Furniture and Fixtures	37,912	28,724
Leasehold Improvements	173,614	142,880
Website, Computer Equipment and Software	11,124	10,232
Vehicles	2,892	3,552
Construction In Progress	14,483	55,507
Total property and equipment, gross	489,147	457,417
Less: Accumulated depreciation	(120,839)	(77,695)
Total property and equipment, net	$368,308	$379,722

Summary of Intangible Assets	Intangible assets are amortized over the following terms:

Category	Estimated Useful Life
Customer Relationships	7 - 8 years
Non-Compete Agreements	2 - 5 years
Trade Names	10 years
Permit Application Fees	1 - 2 years
Intangible assets consisted of the following as of:

	December 31, 2023
($ in thousands)	Gross Carrying Amount	Accumulated Amortization	Net
Definite-Lived Intangible Assets
Customer Relationships	$31,000	$(11,623)	$19,377
Trade Names	2,100	(1,680)	420
Permit Application Costs	17,351	(15,980)	1,371
Other Intangibles(a)	6,013	(5,886)	127
Indefinite-Lived Intangible Assets
Licenses	275,671	—	275,671
Total Intangible Assets	$332,135	$(35,169)	$296,966
(a) Other Intangibles includes non-compete agreements, non-solicitation agreements and related amortization.

	December 31, 2022
($ in thousands)	Gross Carrying Amount	Accumulated Amortization	Net
Definite-Lived Intangible Assets
Customer Relationships	$31,879	$(8,127)	$23,752
Trade Names	2,100	(1,610)	490
Permit Application Costs	15,027	(13,897)	1,130
Other Intangibles(a)	6,284	(5,573)	711
Indefinite-Lived Intangible Assets
Licenses	381,507	—	381,507
Total Intangible Assets	$436,797	$(29,207)	$407,590
(a) Other Intangibles includes non-compete agreements, non-solicitation agreements and related amortization.
The following table reflects the amortization expense related to intangible assets for the years ended December 31, 2023 and 2022:

($ in thousands)	2023	2022
Amortization expense included in selling, general and administrative expense	$3,699	$6,915
Amortization expense included in cost of goods sold and ending inventory	3,347	3,444
Total amortization expense	$7,046	$10,359